Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Goodwill by Reportable Segment and in Total

	West	East	Cement	Total
Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397
Acquisitions(1)	24,922	127,795	5,303	158,020
Foreign currency translation adjustments	3,241	—	—	3,241
Balance, July 2, 2016	$332,089	$226,103	$199,466	$757,658

Accumulated impairment losses as of July 2, 2016 and January 2, 2016	$(53,264)	$(14,938)	$—	$(68,202)

(1)Reflects goodwill from 2016 acquisitions and working capital adjustments from prior year acquisitions in the West and Cement segments, including $5.4 million related to below-market contracts assumed with the Davenport Assets’ acquisition.

The following table presents goodwill by reportable segments and in total:

	West	East	Cement	Total

Balance, December 28, 2013	$54,249	$48,693	$24,096	$127,038
Acquisitions	246,506	49,396		295,902
Foreign currency translation adjustments	(3,670)	—	—	(3,670)

Balance, December 27, 2014	297,085	98,089	24,096	419,270
Acquisitions (1)	15,491	219	170,067	185,777
Foreign currency translation adjustments	(8,650)	—	—	(8,650)

Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397

(1)	Includes certain adjustments related to 2014 acquisitions